INVESTMENT IN OIL AND GAS PROPERTIES (Details)						3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 01, 2017 USD ($)	Jan. 29, 2017 USD ($)	Jan. 24, 2017 USD ($)	Aug. 19, 2016 USD ($) km² item m	Jun. 30, 2016 USD ($) bbl	Dec. 31, 2016 USD ($) bbl	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) bbl	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) bbl	Sep. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2013 bbl	Dec. 31, 2012	Dec. 30, 2012	Jun. 30, 2010	Mar. 25, 2010 mi²	Mar. 25, 2010 km²
Investments in oil and gas properties
Movement in oil and gas properties		$ 4,100,000
Reserves | bbl					0					0
Oil and Gas Properties:
Unproved properties not subject to amortization						$ 4,142,000		$ 4,142,000				$ 14,311,000
Full impairment of unproved oil and gas properties						753,000	$ 14,331,000	753,000	$ 14,331,000	$ 14,331,000
Settlement and Release Agreement with Tullow and Dana
Oil and Gas Properties:
Fair value of well construction material						$ 4,100,000		$ 4,100,000
Guinea concession
Investments in oil and gas properties
Ownership interest in Guinea Concession (as a percent)				100.00%	37.00%	100.00%		100.00%		37.00%				37.00%	77.00%
Extension period for second exploration (in years)				1 year
Number of exploratory well in extension period | item				1
Depth below seabed required to be drilled of an exploration well (in meters) | m				2,500
Amount receivable, if extension well not drilled				$ 46,000,000
Eligible appraisal period				2 years
Contract area retained (in square kilometers/square miles)				5,000													9,650	25,000
Notice period for termination (in days)				30 days
Mutually acceptable security				$ 5,000,000		$ 5,000,000
Estimated amount to limit cost recovery to share of expenditures				150,000,000
Agreed amount in training budget				250,000
Estimated amount of unused portion of training program				$ 500,000
Movement in oil and gas properties		$ 1,600,000
Capitalized costs						$ 1,300,000		$ 1,500,000
Reserves | bbl						0		0					0
Oil and Gas Properties:
Unproved properties not subject to amortization						$ 4,142,000		$ 4,142,000				$ 14,311,000
Increase in property balance resulting from capitalized cost adjustment								4,100,000		$ 20,000
Fair value of well construction material						4,400,000		4,400,000
Reduction in fair value of well construction material						400,000
Oil and gas property capitalized						500,000		500,000			$ 300,000
Full impairment of unproved oil and gas properties					$ 14,300,000	$ 800,000		200,000		$ 14,331,000
Guinea concession | General, Administrative And Other Operating Cost
Investments in oil and gas properties
Capitalized costs								$ 1,300,000
Guinea concession | Tullow Guinea Ltd
Investments in oil and gas properties
Ownership interest in Guinea Concession (as a percent)					40.00%					40.00%				40.00%
Ownership interest sold (as a percent)						40.00%		40.00%
Guinea concession | Dana
Investments in oil and gas properties
Ownership interest in Guinea Concession (as a percent)					23.00%					23.00%						23.00%
Ownership interest sold (as a percent)						23.00%		23.00%
Guinea concession | Subsequent Event
Investments in oil and gas properties
Ownership interest in Guinea Concession (as a percent)				100.00%
Extension period for second exploration (in years)				1 year
Number of exploratory well in extension period | item				1
Depth below seabed required to be drilled of an exploration well (in meters) | m				2,500
Amount receivable, if extension well not drilled			$ 46,000,000	$ 46,000,000
Contract area retained (in square kilometers/square miles) | km²				5,000
Notice period for termination (in days)				30 days
Mutually acceptable security	$ 5,000,000		$ 5,000,000	$ 5,000,000
Estimated amount to limit cost recovery to share of expenditures				150,000,000
Agreed amount in training budget				250,000
Estimated amount of unused portion of training program				$ 500,000